Lease	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
Lease
18.	Lease

The Group has leased office premises and buildings under non-cancellable operating lease agreements. These leases have different terms and renewal rights

The following table presents balances reported in the consolidated balance sheets related to the Company’s leases:

(In thousands)	December 31, 2022
Right-of-use asset, net	206
Current lease liabilities	184

The following table presents operating lease cost reported in the consolidated statements of comprehensive loss related to the Company’s leases:

(In thousands)	Year ended December 31, 2022
Operating lease cost	238
Short-term lease cost	1,191
Total	1,429

For the year ended December 31, 2022, the Group incurred rental expenses under operating leases US$1,429 thousand.

The following table reconciles the undiscounted cash flows of the Company’s leases as of December 31, 2022 to the present value of its operating lease payments:

For the year ending December 31	(In thousands)
2023	204
2024	10
Total undiscounted operating lease payments	214
Less: imputed interest	(30)
Present value of operating lease liabilities	184